Income Taxes	6 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
Income Tax Disclosure [Text Block]
Income Taxes

There was no provision for income taxes for the six months ended June 30, 2011 and 2010 due to the Company's net operating losses and its valuation reserve against deferred income taxes.

The difference between the provision for income taxes using amounts computed by applying the statutory federal income tax rate of 34% and the Company's effective tax rate is due primarily to the net operating losses incurred by the Company and the valuation reserve against the Company's deferred tax asset.

The tax effects of significant temporary differences and carry forwards that give rise to deferred taxes are as follows:

	June 30, 2011	December 31, 2010
Federal net operating loss carry forward	$12,023,000	$11,529,000
State net operating loss carry forward	1,492,000	1,340,000
	13,515,000	12,869,000
Valuation allowance	(13,515,000)	(12,869,000)
Net deferred tax asset	$—	$—

The valuation reserve applicable to net deferred tax assets at June 30, 2011 and December 31, 2010 is due to the likelihood of the deferred tax not to be utilized.

The Company has not been audited by the Internal Revenue Service ("IRS") or any states in connection with income taxes. The Company files income tax returns in the U.S. federal jurisdiction and Massachusetts. The periods from 2007-2010 remain open to examination by the IRS and state jurisdictions. The Company believes it is not subject to any tax risk beyond the preceding discussion. The Company's policy is to recognize interest and penalties accrued on any unrecognized tax benefits as a component of income tax expense. As of the date of adoption of ASC 740, the Company did not have any accrued interest or penalties associated with any unrecognized tax benefits, nor was any significant interest expense recognized during the six months ended June 30, 2011 and 2010.

At June 30, 2011, the Company has federal and state net operating loss carry forwards of approximately $36,900,000 and $15,700,000, respectively, available to offset future taxable income. The state carry-forwards will expire intermittently through 2015, while the federal carry forwards will expire intermittently through 2030.